Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000021813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Growth Portfolio (Class 3)
Average Annual Return, Percent	11.18%	3.28%		11.46%
C000021812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Growth Portfolio (Class 2)
Average Annual Return, Percent	11.31%	3.39%		11.57%
C000021811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Growth Portfolio (Class 1)
Average Annual Return, Percent	11.48%	3.55%		11.74%
C000021814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Value Portfolio (Class 1)
Average Annual Return, Percent	13.37%	7.99%		9.58%
C000021815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Value Portfolio (Class 2)
Average Annual Return, Percent	13.17%	7.83%		9.41%
C000021816 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Value Portfolio (Class 3)
Average Annual Return, Percent	13.02%	7.71%		9.30%
C000021819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Small Cap Portfolio (Class 3)
Average Annual Return, Percent	18.89%	3.48%		8.34%
C000021818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Small Cap Portfolio (Class 2)
Average Annual Return, Percent	18.97%	3.57%		8.44%
C000021817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Small Cap Portfolio (Class 1)
Average Annual Return, Percent	19.17%	3.74%		8.60%
C000021820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed International Equity Portfolio (Class 1)
Average Annual Return, Percent	20.14%	6.59%		8.08%
C000021821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed International Equity Portfolio (Class 2)
Average Annual Return, Percent	19.97%	6.43%		7.93%
C000021822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed International Equity Portfolio (Class 3)
Average Annual Return, Percent	19.85%	6.30%		7.81%
C000021825 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)
Average Annual Return, Percent	3.88%	(0.08%)		1.50%
C000021824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)
Average Annual Return, Percent	3.88%	0.01%		1.59%
C000021823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)
Average Annual Return, Percent	4.16%	0.16%		1.76%
C000109742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Century Inflation Managed Portfolio (Class 1)
Average Annual Return, Percent	2.68%	1.04%		2.09%
C000021826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Century Inflation Managed Portfolio (Class 3)
Average Annual Return, Percent	2.43%	0.79%		1.85%
C000021841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Columbia Focused Value Portfolio (Class 3)
Average Annual Return, Percent	28.45%	10.75%		12.69%
C000021840 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Columbia Focused Value Portfolio (Class 2)
Average Annual Return, Percent	28.53%	10.86%		12.80%
C000109743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Columbia Focused Value Portfolio (Class 1)
Average Annual Return, Percent	28.76%	11.01%		12.96%
C000171551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Allocation Aggressive Portfolio (Class 1)
Average Annual Return, Percent	15.07%	6.86%	9.30%
C000021842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Allocation Aggressive Portfolio (Class 3)
Average Annual Return, Percent	14.79%	6.61%		9.13%
C000021843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Allocation Moderately Aggressive Portfolio (Class 3)
Average Annual Return, Percent	12.53%	5.46%		7.82%
C000171552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Allocation Moderately Aggressive Portfolio (Class 1)
Average Annual Return, Percent	12.85%	5.74%	7.98%
C000171553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Allocation Moderate Portfolio (Class 1)
Average Annual Return, Percent	11.54%	4.94%	7.07%
C000021844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Allocation Moderate Portfolio (Class 3)
Average Annual Return, Percent	11.20%	4.67%		6.94%
C000021845 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Allocation Balanced Portfolio (Class 3)
Average Annual Return, Percent	9.18%	3.48%		5.53%
C000171554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Allocation Balanced Portfolio (Class 1)
Average Annual Return, Percent	9.46%	3.74%	5.60%
C000021852 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)
Average Annual Return, Percent	18.28%	9.48%		10.37%
C000021853 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)
Average Annual Return, Percent	18.06%	9.30%		10.21%
C000021854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)
Average Annual Return, Percent	17.94%	9.19%		10.10%
C000021860 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Growth Portfolio (Class 3)
Average Annual Return, Percent	17.91%	7.54%		13.66%
C000021859 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Growth Portfolio (Class 2)
Average Annual Return, Percent	17.97%	7.63%		13.76%
C000021858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Growth Portfolio (Class 1)
Average Annual Return, Percent	18.12%	7.79%		13.93%
C000021864 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Value Portfolio (Class 1)
Average Annual Return, Percent	11.32%	8.89%		9.97%
C000021865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Value Portfolio (Class 2)
Average Annual Return, Percent	11.24%	8.74%		9.81%
C000021866 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Value Portfolio (Class 3)
Average Annual Return, Percent	11.10%	8.62%		9.70%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	18.09%	10.87%	13.66%	13.72%
MSCI EAFE Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	21.27%	7.91%		8.38%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.51%	1.70%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.80%	12.06%		14.16%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	9.56%	5.37%		11.69%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	17.62%	7.94%		9.75%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	25.72%	3.77%		9.88%
Bloomberg U S TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	3.00%	1.48%		2.66%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	15.87%	9.43%		10.58%
Fifty Seven Russell 3000 Index 23 MSCI EAFE Index net 20 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	16.12%	8.20%	10.11%	10.22%
Forty Seven Russell 3000 Index 18 MSCI EAFE Index net 35 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	13.84%	6.76%	8.59%	8.70%
Forty One Russell 3000 Index 14 MSCI EAFE Index net 45 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	12.31%	5.82%	7.59%	7.71%
Thirty Russell 3000 Index 10 MSCI EAFE Index net 60 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.11%	4.33%	5.97%	6.11%
Sixty Russell 3000 Index 15 Bloomberg U S Aggregate Bond Index 15 MSCI EAFE Index net 5 JP Morgan Developed Market High Yield Index 5 MSCI Emerging Markets Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)
Average Annual Return, Percent	16.60%	8.31%		10.59%
S And P 500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Growth Index
Average Annual Return, Percent	22.67%	12.63%		15.94%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Value Index
Average Annual Return, Percent	12.91%	10.68%		11.49%